Annual Total Returns[BarChart] - Direxion Daily Energy Bear 2X Shares - Direxion Daily Energy Bear 2X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(50.04%)	(30.98%)	(57.10%)	4.42%	39.58%	(67.42%)	(5.54%)	44.18%	(38.47%)	(11.82%)